Goodwill (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill are as follows:

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2021	$1,525,135	$2,124,902	$3,650,037
Additions during the period (1)	—	284,239	284,239
Purchase price accounting adjustments (2)	—	(2,350)	(2,350)
Impairment (3)	(948,237)	(933,950)	(1,882,187)
Foreign exchange	—	(104,858)	(104,858)
Balance as of September 30, 2022	$576,898	$1,367,983	$1,944,881

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2020	$1,503,307	$1,978,509	$3,481,816
Additions during the period (4)	21,828	70,507	92,335
Foreign exchange	—	(37,528)	(37,528)
Balance as of September 30, 2021	$1,525,135	$2,011,488	$3,536,623

(1)
Additions to goodwill within the Digital Commerce segment in the current period relate to the acquisition of SaftPay Inc. (“Safetypay”) (See Note 11).
(2)
Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to September 30, 2022.
(3)
Due to a sustained decline in stock price and market capitalization, reduction in the fair value of debt, as well as current market and macroeconomic conditions, we concluded that an impairment indicator for goodwill was present in both the US Acquiring and Digital Commerce segments as of March 31, 2022 and June 30, 2022. As a result, an impairment charge was recorded in the respective periods.
(4)
Additions to goodwill within the US Acquiring and Digital Commerce segments in the prior year relate to the acquisition of International Card Services ("ICS") and PagoEfectivo, respectively.